Intangible Assets, Net - Schedule of Finite Lived Intangible Assets Amortization Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Patents and Trademarks [Member]
Beginning Balance	$ 2,576	$ 2,208
Amortization expense	368	368
Ending Balance	2,944	2,576
Licenses [Member]
Beginning Balance	413,650	339,123
Amortization expense	74,523	74,527
Ending Balance	488,173	413,650
Accumulated Amortization [Member]
Beginning Balance	416,226	341,331
Amortization expense	74,891	74,895
Ending Balance	$ 491,117	$ 416,226